Statements of Operations (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue:
SG block sales	$ 2,735,629	$ 935,901	$ 1,190,004	$ 284,460
Engineering services	6,740	116,248	181,312	95,795
Project management	79,244	485,864	545,249	98,085
Revenue, Net, Total	2,821,613	1,538,013	1,916,565	478,340
Cost of revenue:
SG block sales	2,370,930	622,804	803,453	200,330
Engineering services	2,111	63,729	104,369	39,412
Project management	44,041	361,472	431,337	49,951
Total Cost of revenue	2,417,082	1,048,005	1,339,159	289,693
Gross profit	404,531	490,008	577,406	188,647
Operating expenses:
Payroll and related expenses	697,305	704,207	963,075	172,537
General and administrative expenses	567,568	206,073	351,006	155,043
Marketing and business development expense	229,632	61,600	161,425	71,034
Pre-project expenses	56,748	9,383	35,758	8,170
Total	1,551,253	981,263	1,511,264	406,784
Operating loss	(1,146,722)	(491,255)	(933,858)	(218,137)
Other income (expense):
Interest expense	(2,520)	(146,388)	(396,155)	(81,083)
Interest income	69	35	37	101
Change in fair value of derivative liabilities	(49,111)	9,275	9,275	0
Cancellation of trade liabiliites and unpaid interest	61,733	41,982	73,057	0
Total	10,171	(95,096)	(313,786)	(80,982)
Net loss	$ (1,136,551)	$ (586,351)	$ (1,247,644)	$ (299,119)